Note 21 - Segmented Information	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
21.	Segmented information

Operating segments

The Company has two reportable segments as determined by the chief operating decision maker (CODM), who is the Chief Executive Officer of the Company. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The CODM assesses each segment’s performance based on operating earnings. Specifically, the CODM uses operating earnings to monitor results against expectations for each reportable segment. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides company-owned and franchised property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office.

2024	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$2,134,469	$3,082,425	$-	$5,216,894
Cost of revenues	1,610,531	1,888,443	-	3,498,974
Selling, general and administrative	324,650	854,493	50,398	1,229,541
Depreciation and amortization	37,506	127,672	91	165,269
Acquisition-related items	2,576	(18,263)	1,285	(14,402)
Operating earnings (loss)	159,206	230,080	(51,774)	337,512
Other income, net				3,239
Interest expense, net				(82,853)
Income taxes				(70,124)

Net earnings				$187,774

Total assets	$1,064,696	$3,124,584	$5,572	$4,194,852
Total additions to long lived assets	74,880	462,130	-	537,010

2023	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,996,823	$2,337,725	$-	$4,334,548
Cost of revenues	1,511,994	1,435,014	-	2,947,008
Selling, general and administrative	297,037	660,355	35,805	993,197
Depreciation and amortization	33,114	94,729	91	127,934
Acquisition-related items	(366)	21,159	724	21,517
Operating earnings (loss)	155,044	126,468	(36,620)	244,892
Other income, net				5,810
Interest expense, net				(47,364)
Income taxes				(56,317)

Net earnings				$147,021

Total assets	$939,586	$2,679,848	$6,309	$3,625,743
Total additions to long lived assets	139,174	588,768	-	727,942

Geographic information

Revenues in each geographic region are reported by customer locations.

	2024	2023

United States
Revenues	$4,566,136	$3,771,219
Total long-lived assets	2,178,444	1,827,117

Canada
Revenues	$650,758	$563,329
Total long-lived assets	426,934	403,206

Consolidated
Revenues	$5,216,894	$4,334,548
Total long-lived assets	2,605,378	2,230,323